Schedule of Lease Expense (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating Lease		$ 200,283	$ 333,046	$ 657,797
Variable Lease Costs		311,126	637,420	1,112,913
Total Lease Cost	$ 50,000.00	$ 511,409	$ 970,466	$ 1,770,710